Employee Benefit Plans (Tables)	3 Months Ended
Sep. 30, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended September 30,		Nine months ended September 30,

	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$2,645	$2,685	$7,982	$8,042
Interest cost	6,590	6,371	19,528	18,546
Expected return on plan assets	(3,796)	(4,600)	(11,446)	(13,150)
Amortization of unrealized losses	4,794	2,129	13,537	5,730
Net periodic benefit costs	$10,233	$6,585	$29,601	$19,168